Intangible Assets and Others, net (Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate) (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	10.80%	10.80%
Terminal value growth rate	0.90%	1.00%
Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	10.30%	10.40%
Terminal value growth rate	1.50%	1.50%